Interest-bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Interest-bearing Loans and Borrowings
26.  Interest-bearing Loans and Borrowings

	2020 $m	2019 $m
Bank overdrafts (i)	120	5,746

Bank loans	541	523

Bonds	11,554	9,557

Other	-	1
Interest-bearing loans and borrowings	12,215	15,827

Interest-bearing loans and borrowings include loans of $nil million (2019: $1 million) secured on specific items of property, plant and equipment.

Maturity profile of loans and borrowings and undrawn committed facilities

	As at 31 December 2020		As at 31 December 2019
	Loans and borrowings $m	Undrawn committed facilities $m	Loans and borrowings $m	Undrawn committed facilities $m
Within one year (i)	1,257	10	6,616	-

Between one and two years	467	5	1,074	13

Between two and three years	1,552	61	432	5

Between three and four years	733	-	867	57

Between four and five years	1,320	4,294	672	3,932

After five years	6,886	-	6,166	48
Total	12,215	4,370	15,827	4,055
(i)
As disclosed in the Accounting Policies on page 137, cash and cash equivalents and interest-bearing loans and borrowings have been restated to meet the presentation requirements of IAS 32. The comparative information for the year ended 31 December 2019 has increased cash and cash equivalents from $4.2 billion to $9.9 billion (2018: $2.7 billion to $9.2 billion) and interest-bearing loans and borrowings from $10.1 billion to $15.8 billion (2018: $10.7 billion to $17.2 billion).

The Group manages its borrowing ability by entering into committed borrowing agreements. Revolving committed bank facilities are generally available to the Group for periods of up to five years from the date of inception. The undrawn committed facilities figures shown in the table on page 186 represent the facilities available to be drawn by the Group at 31 December 2020.

The Group successfully carried out an amendment of its
€
3.5 billion revolving credit facility in March 2020 whereby the Group extended the maturity date of the facility for a further year to 2025.

In April 2020, the Group successfully issued a total of
€
2 billion in euro denominated bonds at a weighted average maturity of 7 years and with a weighted average interest rate of 1.35%. In July 2020, the Group exercised a par-call
option to repay a
€
0.75 billion bond originally due to mature in October 2020.

Guarantees
The Company has given letters of guarantee to secure obligations of subsidiary undertakings as follows: $11.6 billion in respect of loans and borrowings, bank advances and derivative obligations (2019: $9.6 billion) and $0.4 billion in respect of letters of credit (2019: $0.4 billion).

Any Irish registered wholly-owned subsidiary of the Company may avail of the exemption from filing its statutory financial statements for the year ended 31 December 2020 as permitted by section 357 of the Companies Act 2014 and if an Irish registered wholly-owned subsidiary of the Company elects to avail of this exemption, there will be in force an irrevocable guarantee from the Company in respect of all commitments entered into by such wholly-owned subsidiary, including amounts shown as liabilities (within the meaning of section 357 (1) (b) of the Companies Act 2014) in such wholly-owned subsidiary’s statutory financial statements for the year ended 31 December 2020.